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                                   FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ______

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Battery Partners VIII, LLC
Address:  930 Winter Street, Waltham, Massachusetts 02451


Form 13F File Number: 28-______

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Chris Schiavo
Title: Chief Financial Officer
Phone: 781.478.6600

Signature, Place, and Date of Signing:

/s/ Chris Schiavo
-----------------------------------------------------
[Signature]

Waltham, Massachusetts
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[City, State]

August 14, 2012
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28- _______________________________________________________

Name: __________________________________________________________________________

[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $507,581 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name
1    28-                   Battery Partners VIII (AIV III), LLC
2    28-                   Battery Partners VIII Side Fund, LLC

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                          FORM 13F INFORMATION TABLE

  COLUMN 1    COLUMN 2 COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
  --------    -------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                          VOTING AUTHORITY
  NAME OF     TITLE OF            VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
  ISSUER       CLASS    CUSIP    (x$1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGER    SOLE    SHARED NONE
  -------     -------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
Skullcandy
  Inc........   Com    83083J104   6,092    430,503   SH              SOLE                430,503
Angies List
  Inc........   Com    034754101  74,342  4,693,339   SH              OTHER       1     4,693,339
Bazaarvoice,
  Inc........   Com    073271108 143,813  7,901,825   SH              SOLE              7,901,825
ExactTarget,
  Inc........   Com    30064K105 106,985  4,894,106   SH              SOLE              4,894,106
ExactTarget,
  Inc........   Com    30064K105 106,985  4,894,106   SH              OTHER       2     4,894,106
Guidewire
  Software
  Inc........   Com    40171V100  69,364  2,466,705   SH              SOLE              2,466,705